Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2025
Trade and other receivables [abstract]
Schedule of Other Receivables

	December 31, 2025	December 31, 2024
	$	$
VAT / GST receivables	540,708	405,281
Prepayments	427,288	1,280,657
Deposits	496,154	355,149
Other receivables	564,117	74,027
Total	2,028,267	2,115,114